Label	Element	Value
AXS Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AXS Market Neutral Fund

Investor Class Shares: COGMX

Class I Shares: COGIX

A series of Investment Managers Series Trust II (the “Trust”)

Supplement dated October 16, 2024, to the

Prospectus and Statement of Additional Information,

each dated January 31, 2024.

IMPORTANT NOTICE REGARDING PLANNED CHANGES IN FUND MANAGEMENT
AND PRINCIPAL INVESTMENT STRATEGIES

Effective immediately, Quantitative Value Technologies, LLC d/b/a Cognios Capital (“Cognios Capital”) will no longer serve as the AXS Market Neutral Fund’s (the “Fund”) sub-advisor, and AXS Investments LLC (“AXS”), the Fund’s investment advisor, will assume the day-to-day management of the Fund’s portfolio. Parker Binion, Chief of Compliance and Head of Investments of AXS, and Steven Vannelli, Portfolio Manager of AXS, will serve as portfolio managers of the Fund. In addition, effective on or about December 16, 2024, certain changes to the Fund’s principal investment strategies will be implemented. Accordingly, the Prospectus and SAI are updated as follows:

Effective Immediately:

1.	All references to Cognios Capital in the Prospectus and SAI are deleted.

2.	The “Principal Investment Strategies” sections of the Prospectus are deleted in their entirety and replaced with the following:

The Fund seeks to achieve its investment objective by balancing “long” and “short” positions. To do this, the Fund will buy (take long positions in) equity securities of U.S. companies that the Fund’s advisor, AXS Investments LLC (the “Advisor”) believes are undervalued and more likely to appreciate and, at the same time, borrow and then sell (take short positions in) equity securities of U.S. companies that the Advisor believes are likely to underperform the long positions over time. The Fund generally seeks to purchase and sell short common stock of companies that are constituents of the S&P 500® Index. The Fund may invest across different industries and sectors. The Fund may also invest in the securities of issuers of any size.

When the Fund takes a long position, it purchases a stock outright. The Fund increases in value when the market price of the stock exceeds the cost per share to acquire the stock. In addition, the Fund will earn dividend income when dividends are paid on stocks owned by the Fund. When the Fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline or underperform the positions in the long portfolio. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market at a later date and returns it to the lender. The Fund will make money if the market price of the borrowed stock goes down further than the borrowing costs, including dividend expenses when stocks held short pay dividends, and the Fund is able to replace the borrowed stock. While it is not guaranteed, the Advisor expects that dividend income will exceed dividend expense on an annual basis. Alternatively, if the price of the stock goes up after the short sale and before the short position is closed, the Fund will lose money on that position because it will have to pay more to replace the borrowed stock than the Fund received when the Fund sold the stock short.

Under normal circumstances, the Fund intends to generally remain “market neutral” on a “Beta-adjusted basis.” As used here, Beta is a statistical measure of the sensitivity of a company’s stock price to the movement of a broad stock market index. For the Fund, the Advisor considers a company’s stock price Beta relative to the S&P 500® Index. A Beta of 1.0 means a stock generally moves up and down in proportion to the movement of the stock market. A Beta greater than 1.0 means a stock generally moves up and down more than the movement of the stock market. A Beta less than 1.0 means that a stock generally moves up and down less than the movement of the stock market. “Beta-adjusted market neutral” means that the Advisor will attempt to offset 100% of the Fund’s long exposure to the Beta of the broad stock market (i.e., the up and down movements of the S&P 500® Index) by sizing the short positions based on the relative Betas of the long positions compared to the short positions. For example, when the Betas of the short positions are higher than the Betas of the long positions, fewer dollars of short positions are needed to offset the Betas of the long portfolio. In this case, the Fund will be “net long” on a dollar basis (i.e., more dollars invested in the long positions than in the short positions), but will still be “market neutral” on a Beta-adjusted basis. A “Beta-adjusted market neutral” strategy typically seeks to derive total returns strictly from stock picking Alpha, with none of the return over time coming from the general up and down movement of the broader stock market (described further below). Over time, since the Fund is Beta-adjusted market neutral, the Fund’s total return is expected to be largely independent of the positive or negative total returns of the broad stock market.

An actively managed stock portfolio’s gross investment return is generally driven by three factors: (i) the overall stock market’s return (i.e., in the Fund’s case, the overall stock market’s return is measured using the S&P 500® Total Return Index, the Fund’s benchmark); (ii) the sensitivity of the portfolio to changes in prices in the overall stock market (i.e., the portfolio’s Beta relative to the stock market); and (iii) the Advisor’s ability to do better or worse than what would be predicted by multiplying the market’s return by the portfolio’s Beta (i.e., (i) times (ii) above). This last component (iii) is called Alpha and is the risk-adjusted (i.e., Beta-adjusted) outperformance or underperformance of the portfolio relative to the stock market. Since the Fund has generally attempted to hedge all of the overall market’s returns on a Beta-adjusted basis through its short positions, all of the Fund’s net return is expected to be solely the Alpha generated by the Advisor, less all of the Fund’s fees and expenses. Positive Alpha can be generated if the stocks selected for the long portfolio exceed the performance of the S&P 500® Total Return Index and/or if the stocks selected for the short portfolio underperform the S&P 500® Total Return Index, less all of the Fund’s fees and expenses.

By employing this long/short Beta-adjusted market neutral investment strategy, the Fund seeks to limit its volatility relative to movements in the overall stock market and limit downside risk during market declines. The Fund may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole, even if the short positions generate a loss, as long as the loss in the short portfolio does not exceed the gain in the long portfolio. Conversely, the Fund may incur a loss if the securities in its short portfolio outperform the securities in its long portfolio. The Advisor attempts to achieve returns for the Fund that at least exceed the return on short-term fixed-income securities, with the broader goal of generating attractive risk-adjusted total returns compared to the S&P 500® Total Return Index.

The Fund may use borrowings or short sales for investment purposes (i.e., leverage). The Fund’s use of short positions will add financial leverage that is similar to borrowing money for investment purposes. In determining when and to what extent to employ leverage, the Advisor will consider factors such as the relative risks and returns expected from the portfolio as a whole and the costs of such transactions. Borrowings may be structured as secured or unsecured loans and may have fixed or variable interest rates. The Fund may borrow or use short sales (i.e., leverage) to the maximum extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will use leverage when the Advisor believes the return from the additional investments will be greater than the costs associated with the borrowing. The Fund may at times hold long and short positions that in the aggregate exceed the value of its net assets (i.e., so that the Fund is effectively leveraged).

The Advisor will periodically reconstitute and rebalance the Fund’s portfolio, which may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income.

3.	The “Portfolio Managers – Summary Section” of the Prospectus is deleted in its entirety and replaced with the following:

Parker Binion, Chief of Compliance and Head of Investments of the Advisor, and Steven Vannelli, Portfolio Manager of the Advisor, have served as portfolio managers of the Fund since October 2024. Messrs. Parker and Vannelli are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

4.	The first paragraph under the heading entitled “Portfolio Managers – Management of the Fund” of the Prospectus is deleted in its entirety and replaced with the following:

Parker Binion (AXS Adaptive Plus Fund, AXS Dynamic Opportunity Fund, AXS Income Opportunities Fund, AXS Market Neutral Fund, AXS Multi-Strategy Alternatives Fund, AXS Tactical Income Fund, AXS FTSE Venture Capital Return Tracker Fund), Chief of Compliance and Head of Investments of the Advisor, joined the Advisor in January 2021. Prior to joining the Advisor, Mr. Binion was a portfolio manager of Kerns Capital Management, Inc. since September 2014, and was responsible for managing the firm’s separately managed account strategies and hedging/net exposure strategies. Prior to 2014, Mr. Binion was an investment advisor representative with Heritage Capital from 2012 to 2014. He holds an A.B. in political science with a concentration in economics from Duke University and a J.D. with honors from the University of Texas at Austin.

5.	The following is added under the heading entitled “Portfolio Managers – Management of the Fund” of the Prospectus:

Steven Vannelli (AXS Market Neutral Fund), portfolio manager for the Fund, joined the Advisor in May 2024. Prior to joining the Advisor, Mr. Vannelli served as Managing Director and Chief Investment Officer of Knowledge Leaders Capital, LLC. From 1995 to 2005, Mr. Vannelli worked for Alexander Capital Management Group, a money management firm, as Head of Equities. He has over 26 years of portfolio management experience. Mr. Vannelli graduated from the University of Denver in 1995 and earned his CFA designation in 1999. He is currently a member of the Colorado Society of Security Analysts.

6.	The following is added to the “Other Accounts Managed by the Portfolio Managers” section of the SAI:

As of August 31, 2024, information on other accounts managed by Steven Vannelli is as follows.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Steven Vannelli	1	$133	0	$0	0	$0

Portfolio Managers	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Steven Vannelli	0	$0	0	$0	0	$0

7.	The following is added to the “Ownership of the Funds by Portfolio Managers” section of the SAI:

The following chart sets forth the dollar range of equity securities owned by Steven Vannelli in the AXS Market Neutral Fund as of August 31, 2024.

Dollar Range of Securities in the Fund (A: None, B: $1-$10,000, C: $10,001-$50,000, D: $50,001-$100,000, E: $100,001 - $500,000, F: $500,001 - $1,000,000, G: Over $1,000,000)
Name of Portfolio Manager	AXS Market Neutral Fund
Steven Vannelli	A

Effective on or about December 16, 2024:

1.	The “Principal Investment Strategies” sections of the Prospectus will be deleted in their entirety and replaced with the following:

The Fund seeks to achieve its investment objective by balancing “long” and “short” positions. To do this, the Fund will invest in pairs of equity securities, such as leveraged and inverse exchange-traded funds (“ETFs”) as well as equities of U.S. companies, in equalized long and short exposures for which AXS Investments LLC, the Fund’s investment advisor (the “Advisor”), believes that the long position of the pairing will outperform the short position over a longer-term basis (at least one- year). Leveraged ETFs are designed to produce returns that are a multiple of the index or security to which they are linked. Inverse ETFs are constructed by using various derivatives for the purpose of profiting from a decline in the value of underlying index or underlying security. The Fund may invest in the securities of issuers of any size.

When the Fund takes a long position, it purchases shares of a stock or ETF outright. The Fund increases in value when the market price of the stock or ETF exceeds the cost per share to acquire the stock or ETF. In addition, the Fund will earn dividend income when dividends are paid on stocks and ETFs owned by the Fund. When the Fund takes a short position, it either: 1) sells at the current market price a stock it does not own but has borrowed, or 2) buys an inverse ETF in anticipation that the market price of the stock or inverse ETF’s underlying index or underlying security will decline or underperform the corresponding long positions in the Fund’s portfolio. To complete, or close out, a short sale transaction, the Fund buys the same stock in the market at a later date and returns it to the lender. To complete or close out an inverse ETF position, the Fund will sell its shares. In a short sale transaction, the Fund will make money if the market price of the borrowed stock goes down further than the borrowing costs, including dividend expenses when stocks held short pay dividends, and the Fund is able to replace the borrowed stock. While it is not guaranteed, the Advisor expects that dividend income will exceed dividend expense on an annual basis. Alternatively, if the price of the stock goes up after the short sale and before the short position is closed, the Fund will lose money on that position because it will have to pay more to replace the borrowed stock than the Fund received when the Fund sold the stock short.

Under normal circumstances, the Fund intends to generally remain “market neutral” on an “exposure-adjusted basis.” As used here, “exposure-adjusted” means that the Fund will periodically equalize the leverage exposure used by the long position in each pair with the short or inverse position of that pair. For example, when the leverage of the short positions is higher than the leverage of the long positions, fewer dollars of short positions are needed to offset the leverage of the long positions. In this case, the Fund will be “net long” on a dollar basis (i.e., more dollars invested in the long positions than in the short positions), but will still be “market neutral” on an exposure-adjusted basis. An “exposure-adjusted market neutral” strategy typically seeks to derive total returns strictly from stock picking Alpha, with none of the return over time coming from the general up and down movement of the broader stock market (described further below). Over time, since the Fund is exposure-adjusted market neutral, the Fund’s total return is expected to be largely independent of the positive or negative total returns of the broad stock market.

An actively managed stock portfolio’s gross investment return is generally driven by three factors: (i) the overall stock market’s return (i.e., in the Fund’s case, the overall stock market’s return is measured using the S&P 500® Total Return Index, the Fund’s benchmark); (ii) the sensitivity of the portfolio to changes in prices in the overall stock market (i.e., the portfolio’s Beta relative to the stock market); and (iii) the Advisor’s ability to do better or worse than what would be predicted by multiplying the market’s return by the portfolio’s Beta (i.e., (i) times (ii) above). This last component (iii) is called Alpha and is the risk-adjusted outperformance or underperformance of the portfolio relative to the stock market. Since the Fund has generally attempted to hedge all of the overall market’s returns on an exposure-adjusted basis through its short positions, all of the Fund’s net return is expected to be solely the Alpha generated by the Advisor, less all of the Fund’s fees and expenses.

By employing this long/short exposure-adjusted market neutral investment strategy, the Fund seeks to limit its volatility relative to movements in the overall stock market and limit downside risk during market declines. The Fund may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole, even if the short positions generate a loss, as long as the loss in the short portfolio does not exceed the gain in the long portfolio. Conversely, the Fund may incur a loss if the securities in its short portfolio outperform the securities in its long portfolio. The Advisor attempts to achieve returns for the Fund that at least exceed the return on short-term fixed-income securities, with the broader goal of generating attractive risk-adjusted total returns compared to the S&P 500® Total Return Index.

The Fund may use borrowings or short sales for investment purposes (i.e., leverage). The Fund’s use of short positions will add financial leverage that is similar to borrowing money for investment purposes. In determining when and to what extent to employ leverage, the Advisor will consider factors such as the relative risks and returns expected from the portfolio as a whole and the costs of such transactions. Borrowings may be structured as secured or unsecured loans and may have fixed or variable interest rates. The Fund may borrow or use short sales (i.e., leverage) to the maximum extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will use leverage when the Advisor believes the return from the additional investments will be greater than the costs associated with the borrowing. The Fund may at times hold long and short positions that in the aggregate exceed the value of its net assets (i.e., so that the Fund is effectively leveraged).

The Advisor selects securities for purchase or short sale based on the Advisor’s volatility expectations, in an effort to capture spreads between certain securities. Spreads can occur as a result of the compounding of returns. Accordingly, the Fund may invest in leveraged ETFs that track a multiple of the quarterly or monthly returns of the underlying security or index, and short sell leveraged ETFs that track a multiple of the inverse daily returns of the underlying security or index. In addition, the Fund may hold long or short positions in stocks of U.S. companies and long positions in leveraged inverse ETFs of those companies.

The Advisor will periodically reconstitute and rebalance the Fund’s portfolio, which may result in significant portfolio turnover. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Fund’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income.

2.	The following risks will be added to the “Principal Risks of Investing” sections of the Prospectus:

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Leveraged and Inverse Leveraged ETF Risk. When the Fund invests in ETFs that seek to provide investment results that are the inverse leveraged multiple of the performance of an underlying index or security, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of the ETF’s index or security rises—a result that is the opposite from traditional ETFs. The ETFs held by the Fund will utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments. The use of leverage may exaggerate changes in an ETF’s share price and the return on its investments. Accordingly, the value of the Fund’s investments in ETFs may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified. Any losses suffered by an ETF as a result of the use of leverage could adversely affect the Fund’s NAV and an investor could incur a loss in their investment in the Fund. Leveraged and inverse leveraged ETFs are designed to achieve their objectives for the specific periods referred to in their stated investment objectives. If the Fund purchases shares of a leveraged or inverse leveraged ETF on a day other than the last business day of a calendar week, calendar month, or calendar quarter, as applicable, the Fund will generally receive more, or less, than the leveraged or inverse leveraged exposures to the underlying index or security from that point until the end of the week, month, or quarter, as applicable. If such an ETF’s shares are held for a period other than the period referred to in the ETF’s investment objective, the ETF’s performance is likely to deviate from the respective leveraged or inverse leveraged multiple exposure of the underlying index or security’s performance for the period the Fund is held. During periods of high volatility, an ETF may not perform as expected and may have losses when an investor may have expected gains if the ETF is held for a period that is different than that referred to in the ETF’s stated investment objective.

Please file this Supplement with your records.

Risk/Return [Heading]	rr_RiskReturnHeading	AXS Market Neutral Fund